Related Party Transactions	3 Months Ended
Jun. 30, 2014
Notes to Consolidated Financial Statements [Abstract]
Related Party Transactions

2. Related Party Transactions

The Company's parent, Fresenius SE & Co. KGaA (“Fresenius SE”), a German partnership limited by shares, owns 100% of the share capital of Fresenius Medical Care Management AG, the Company's general partner (“General Partner”). Fresenius SE is also the Company's largest shareholder and owns approximately 31.2% of the Company's outstanding shares at June 30, 2014. The Company has entered into certain arrangements for services, leases and products with Fresenius SE or its subsidiaries and with certain of the Company's equity method investees as described in item a) below. The Company's terms related to the receivables or payables for these services, leases and products are generally consistent with the normal terms of the Company's ordinary course of business transactions with unrelated parties. Financing arrangements as described in item b) below have agreed upon terms which are determined at the time such financing transactions occur and reflect market rates at the time of the transaction. The relationship between the Company and its related parties that assume the role of key management personnel is described in item c) below. Our related party transactions are settled through Fresenius SE's cash management system where appropriate.

a)       Service Agreements, Lease Agreements and Products

The Company is party to service agreements with Fresenius SE and certain of its affiliates (collectively the “Fresenius SE Companies”) to receive services, including, but not limited to: administrative services, management information services, employee benefit administration, insurance, information technology services, tax services and treasury management services. The Company also provides certain services to the Fresenius SE Companies, including research and development, central purchasing and warehousing. The Company also performs clinical studies and marketing and distribution services for certain of its equity method investees.

The Company entered into real estate operating lease agreements with the Fresenius SE Companies, which include leases for the corporate headquarters in Bad Homburg, Germany and production sites in Schweinfurt and St. Wendel, Germany. The majority of the leases expire in 2016 and contain renewal options.

In addition to the above mentioned service and lease agreements, the Company sold products to the Fresenius SE Companies and made purchases from the Fresenius SE Companies. In addition, Fresenius Medical Care Holdings, Inc. (“FMCH”) purchases heparin supplied by Fresenius Kabi USA, Inc. (“Kabi USA”), through an independent group purchasing organization (“GPO”). Kabi USA is wholly-owned by Fresenius Kabi AG, a wholly-owned subsidiary of Fresenius SE. The Company has no direct supply agreement with Kabi USA and does not submit purchase orders directly to Kabi USA. FMCH acquires heparin from Kabi USA, through the GPO contract, which was negotiated by the GPO at arm's length on behalf of all members of the GPO.

The Company entered into an agreement with a Fresenius SE company for the manufacturing of plasma collection devices. The Company agreed to produce 3,500 units, with an option to produce a total of 4,550 units, over the length of the five year contract.

Below is a summary, including the Company's receivables from and payables to the indicated parties resulting from the above described transactions with related parties.

b)       Financing

The Company receives short-term financing from and provides short-term financing to Fresenius SE. The Company also utilizes Fresenius SE's cash management system for the settlement of certain intercompany receivables and payables with its subsidiaries and other related parties. As of June 30, 2014 and December 31, 2013, the Company had accounts receivables from Fresenius SE related to short-term financing in the amount of $152,851 and $112,568, respectively. As of June 30, 2014 and December 31, 2013, the Company had accounts payables to Fresenius SE related to short-term financing in the amount of $136,095 and $102,731, respectively. The interest rates for these cash management arrangements are set on a daily basis and are based on the then-prevailing overnight reference rate for the respective currencies.

On June 12, 2014, the Company provided a one year unsecured term loan to one of its equity method investees in the amount of $22,500 with an interest rate of 2.5366%. The loan agreement contains automatic one year renewals and requires a six month termination notice.

At June 30, 2014, the Company borrowed from Fresenius SE €115,600 ($157,886 at June 30, 2014) on an unsecured basis at an interest rate of 1.474%. Subsequent to June 30, 2014, the Company received additional advances from Fresenius SE increasing the amount borrowed to €288,900 ($394,580) and is due on July 31, 2014. For further information on this loan agreement, see Note 5. “Short-Term Borrowings, Other Financial Liabilities and Short-Term Borrowings from Related Parties – Short-Term Borrowings from Related Parties.”

On August 19, 2009, the Company borrowed €1,500 ($2,049 at June 30, 2014) from the General Partner on an unsecured basis at 1.335%. The loan repayment has been extended periodically and is currently due August 20, 2014 with an interest rate of 1.796%. On November 28, 2013, the Company borrowed an additional €1,500 ($2,049 at June 30, 2014) from the General Partner at 1.875%. This loan is due on November 28, 2014.

At June 30, 2014 and December 31, 2013, a subsidiary of Fresenius SE held unsecured Senior Notes issued by the Company in the amount of €11,800 and €11,800 ($16,116 and $16,273), respectively. The Senior Notes were issued in 2011 and 2012, mature on 2021 and 2019, respectively, and have a coupon rate of 5.25% with interest payable semiannually.

On May 23, 2014, the maturity date, the Company repaid a Chinese Yuan Renminbi (“CNY”) loan, with interest, of 360,794 ($57,854) to a subsidiary of Fresenius SE.

c)       Key Management Personnel

Due to the legal form of a German partnership limited by shares, the General Partner holds a key management position within the Company. In addition members of the Management Board and the Supervisory Board as key management personnel, as well as their close relatives, are considered related parties.

The Company's Articles of Association provide that the General Partner shall be reimbursed for any and all expenses in connection with management of the Company's business, including remuneration of the members of the General Partner's supervisory board and the members of the General Partner's management board. The aggregate amount reimbursed to the General Partner was $12,491 and $9,136, respectively, for its management services during the six months ended June 30, 2014 and 2013. As of June 30, 2014 and December 31, 2013, the Company had accounts receivables from the General Partner in the amount of $1,064 and $407, respectively. As of June 30, 2014 and December 31, 2013, the Company had accounts payables to the General Partner in the amount of $17,140 and $9,702, respectively.

4. Other Assets and Notes Receivables

On August 12, 2013, FMCH made an investment-type transaction by providing a credit facility to a middle-market dialysis provider (the “Payee”) in the amount of up to $200,000 to fund general corporate purposes. The transaction is in the form of subordinated notes with a maturity date of July 4, 2020 (unless prepaid) and a payment-in-kind (“PIK”) feature that will allow interest payments in the form of cash (at 10.75%) or PIK (at 11.75%). The PIK feature, if used, allows for the addition of the accrued interest to the then outstanding principal. The collateral for this loan is 100% of the equity interest in this middle-market dialysis provider. The availability period for drawdowns on this loan is 18 months ending on February 12, 2015 and amounts drawn whether repaid or prepaid cannot be re-borrowed. The Company assesses the recoverability of this investment based on quarterly financial statements and other information obtained, used for an assessment of profitability and business plan objectives, as well as by analyzing general economic and market conditions in which the provider operates. On April 30, 2014, the Payee exercised the PIK feature and converted $10,137 of accrued interest then due to outstanding principal. Consequently, at June 30, 2014, $180,137 is effectively drawn down with $3,679 of interest income accrued. Interest is payable on a semi-annual basis for the length of the loan.